EARNINGS OR LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
EARNINGS OR LOSS PER SHARE [Text Block]
12. EARNINGS OR LOSS PER SHARE

Basic earnings or loss per share is the net earnings or loss available to common shareholders divided by the weighted average number of common shares outstanding during the periods. Diluted net earnings or loss per share adjusts basic net earnings or loss per share for the effects of potential dilutive common shares. The calculations of basic and diluted earnings or loss per share for the years ended December 31, 2022 and 2021 are as follows:

	Year Ended December 31,
	2022	2021
Net loss for the year	($114,276)	($4,923)

Weighted average number of shares on issue - basic	263,122,252	244,749,772
Weighted average number of shares on issue - diluted(1)	263,122,252	244,749,772

Loss per share - basic and diluted	($0.43)	($0.02)
(1)For the year ended December 31, 2022, diluted weighted average number of shares excluded 5,579,618 (2021 - 2,014,379) options, 5,000,000 (2021 - 5,000,000) warrants, 1,177,594 restricted and performance share units (2021 - 701,250), nil (2021 - 16,327,598) common shares issuable under the 2018 convertible debentures (Note 21(a)) and 13,888,895 common shares issuable under the 2021 convertible debentures (2021- 13,888,895) (Note 21(a)) that were anti-dilutive.